Stock-Based Compensation (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 29, 2020	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock par value			$ 0.01		$ 0.01	$ 0.01
Options exercisable term			10 years		10 years
Options vesting period			3 years		3 years
Aggregate intrinsic value of options			$ 0		$ 0	$ 0
Weighted average fair value			$ 0.36		$ 0.22	$ 0.19
Number of share-based payment award, accelerated vesting		328,000	0
Warrants issued			2,035,000	13,750,000	13,750,000
Warrants excersiable term			1 year 18 days		2 years 6 months
Fair Value of Warrants			$ 467,637
Reissuance of warrants	13,750,000
Compensation cost	$ 2,100,000	$ 341,000		$ 2,100,000	$ 2,100,000
Maximum [Member]
Warrants excersiable term					5 years
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards			2,000,000		2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards			7,250,000		7,250,000
2015 Equity Incentive Plan [Member]
Number of common stock issued to awards			20,000,000
2015 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards					20,000,000
2015 Equity Incentive Plan [Member]
Common stock par value			$ 0.01
common stock available for issuance			27,250,000